Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued advertising and marketing expenses	¥ 10,733,946	$ 1,534,934	¥ 11,070,464
Taxes payable	27,637,234	3,952,072	22,805,311
Payroll payable	4,890,448	699,325	4,026,851
Accounts payable	32,662,965	4,670,742	28,280,328
Others	5,733,246	819,842	2,958,877
Total	¥ 81,657,839	$ 11,676,915	¥ 69,141,831